Revenue and Other Income - Summary of Revenues and Other Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	$ 1,369,333,310	$ 1,457,671,722	$ 1,516,688,442
Revenue from sale of goods	103,745,285	94,452,287	64,638,599
Revenue from rendering of services	8,475,543	46,908,131	58,632,774
Revenues	1,481,554,138	1,599,032,140	1,639,959,815
Commodity derivatives	9,819,777	20,328,649	10,794,682
Other income	29,680,268	15,576,299	8,972,832
Other operating income	39,500,045	35,904,948	19,767,514
Energy Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,369,333,310	1,457,671,722	1,516,688,442
Generation [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,369,333,310	1,457,671,722	1,516,688,442
Generation [Member] | Regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	997,315,635	1,101,089,106	1,180,042,597
Generation [Member] | Non-regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	337,748,542	285,623,737	234,641,908
Other Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of goods	103,717,558	91,652,707	64,443,715
Other Sales [Member] | Spot Market Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	34,269,133	70,958,879	102,003,937
Other Services Provided [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	8,475,543	46,908,131	58,632,774
Sales of Products and Services [Member] | Other Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of goods	27,727	2,799,580	194,884
Tolls and Transmission [Member] | Other Services Provided [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	3,267,012	38,850,596	50,437,592
Engineering And Consulting Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	231,373
Other Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	$ 4,977,158	$ 8,057,535	$ 8,195,182